Accounts receivable, net (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Accounts receivable, net
Accounts receivable, gross	$ 458,104	$ 252,215
Accounts receivable, net	$ 458,104	$ 252,215